Right-of-use assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	$ 666,865
Ending balance	586,207	$ 666,865
Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	519,103
Ending balance	474,309	519,103
Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	136,403
Ending balance	106,379	136,403
Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	11,359
Ending balance	5,519	11,359
Cost
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,399,199	1,342,051
Additions	83,101	118,922
Additions - business acquisitions (Note 26a)	4,982	11,859
Change in estimates and lease modifications	33,774	(6,460)
Disposals/retirements	(174,746)	(122,037)
Foreign currency translation adjustment	(51,996)	54,864
Ending balance	1,294,314	1,399,199
Cost | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Cost | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		1,342,051
Cost | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	1,124,258	1,070,987
Additions	60,318	59,556
Additions - business acquisitions (Note 26a)	4,982	11,859
Change in estimates and lease modifications	33,774	(6,460)
Disposals/retirements	(99,373)	(56,986)
Foreign currency translation adjustment	(43,092)	45,302
Ending balance	1,080,867	1,124,258
Cost | Properties | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Cost | Properties | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		1,070,987
Cost | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	233,976	230,707
Additions	21,955	56,976
Additions - business acquisitions (Note 26a)	0	0
Change in estimates and lease modifications	0	0
Disposals/retirements	(73,190)	(61,941)
Foreign currency translation adjustment	(8,387)	8,234
Ending balance	174,354	233,976
Cost | Motor vehicles and others | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Cost | Motor vehicles and others | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		230,707
Cost | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	40,965	40,357
Additions	828	2,390
Additions - business acquisitions (Note 26a)	0	0
Change in estimates and lease modifications	0	0
Disposals/retirements	(2,183)	(3,110)
Foreign currency translation adjustment	(517)	1,328
Ending balance	39,093	40,965
Cost | Computer equipment | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Cost | Computer equipment | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		40,357
Accumulated depreciation
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(732,334)	(640,705)
Disposals/retirements	157,204	112,563
Foreign currency translation adjustment	28,730	(27,592)
Depreciation expense (Note 24)	160,240	168,239
Impairment (Note 24)	1,467	8,361
Ending balance	(708,107)	(732,334)
Accumulated depreciation | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Accumulated depreciation | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		(640,705)
Accumulated depreciation | Properties
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(605,155)	(501,821)
Disposals/retirements	87,557	56,986
Foreign currency translation adjustment	24,406	(24,028)
Depreciation expense (Note 24)	111,899	127,931
Impairment (Note 24)	1,467	8,361
Ending balance	(606,558)	(605,155)
Accumulated depreciation | Properties | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Accumulated depreciation | Properties | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		(501,821)
Accumulated depreciation | Motor vehicles and others
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(97,573)	(114,097)
Disposals/retirements	67,464	52,467
Foreign currency translation adjustment	3,900	(2,803)
Depreciation expense (Note 24)	41,766	33,140
Impairment (Note 24)	0	0
Ending balance	(67,975)	(97,573)
Accumulated depreciation | Motor vehicles and others | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Accumulated depreciation | Motor vehicles and others | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		(114,097)
Accumulated depreciation | Computer equipment
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance	(29,606)	(24,787)
Disposals/retirements	2,183	3,110
Foreign currency translation adjustment	424	(761)
Depreciation expense (Note 24)	6,575	7,168
Impairment (Note 24)	0	0
Ending balance	$ (33,574)	(29,606)
Accumulated depreciation | Computer equipment | Previously stated
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		0
Accumulated depreciation | Computer equipment | Adoption of IFRS 16
Reconciliation Of Changes In Right-Of-Use Assets [Abstract]
Beginning balance		$ (24,787)